NOTE 11 - Discontinued Operations - Discontinued Operations - Statement of Operations (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Operating expenses:
Cost of services-physicians	$ 2,430	$ 1,250	$ 8,171	$ 5,834
General and administrative	172,701	14,151	368,871	91,330
Other income (expense)
Gain on sale of assets				(6,500,000)
Income (loss) from discontinued operation	(328,450)	(370,265)	(530,579)	3,213,780
Discontinued Operations
Patient Service Revenue (net of contractual allowances and discounts)			123,642	2,807,941
Operating expenses:
Cost of services-physicians			233,178	2,468,562
General and administrative			607,398	1,721,661
Total operating expenses			840,576	4,190,223
Other income (expense)
Interest expense, net				(6,792)
Gain on sale of assets				6,500,000
Total other income (expenses)				6,493,208
Income (loss) from discontinued operation			$ (716,934)	$ 5,110,926